Derivative Financial Instruments and Risk Management Policies - Breakdown of Financial Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Other financial income	€ 4,833	€ 4,715	€ 5,235
Total	52,008	52,036	54,916
Subtotal	505	3,401
Subtotal	(3,363)	(4,476)	(4,417)
Hedging gains (losses) for hedge of group of items with offsetting risk positions	184
Derivative instruments
Disclosure of financial assets [line items]
Interest income	638	723	1,068
Dividends received	16	19	30
Other financial income	17	38	250
Total	671	780	1,348
Changes in fair value of financial assets at fair value through profit or loss	35	438	(317)
Changes in fair value of financial liabilities at fair value through profit or loss	(97)	(463)	189
Transfer from equity to profit and loss from cash flow hedges	(162)	(238)	(207)
Transfer from equity to profit and loss from available-for-sale assets and others	(33)	(136)	539
Gain/(loss) on fair value hedges	(150)	(26)	62
(Loss)/gain on adjustment to items hedged by fair value hedges	194	(6)	24
Subtotal	(213)	(431)	290
Interest expenses	(1,975)	(2,225)	(3,146)
Ineffective portion of cash flow hedges	(10)	1	0
Accretion of provisions and other liabilities	(453)	(466)	(313)
Other financial expenses	(310)	(365)	(520)
Subtotal	(2,748)	(3,055)	(3,979)
Net finance costs excluding foreign exchange differences and hyperinflationary adjustments	€ (2,290)	€ (2,706)	€ (2,341)